Balance Sheets - USD ($)	Jan. 31, 2016	Oct. 31, 2015
Current Assets
Cash	$ 280	$ 2,504
Total Current Assets	280	2,504
Fixed Assets
Property (Net)	7,668	7,717
Total Fixed Assets	7,668	7,717
Total Assets	7,948	10,222
Current Liabilities
Accounts Payable	5,000	5,000
Loan Payable - Related Party	4,066	4,066
Total Current Liabilities	9,066	9,066
Stockholders' Equity
Common stock, ($0.001 par value, 75,000,000 shares authorized; 5,000,000 and 4,000,000 shares issued and outstanding as of January 31, 2016 and October 31, 2015	5,000	5,000
Additional Paid-In Capital	39,000	39,000
Net profit (loss) accumulated during development stage	(45,118)	(42,844)
Total Stockholders' Equity	(1,118)	1,156
Total Liabilities & Stockholders' Equity	$ 7,948	$ 10,222